Accounting policies	12 Months Ended
Dec. 31, 2020
Disclosure of accounting policies [Abstract]
Accounting policies
Note 28 – Accounting policies

Revenue
Performance obligations and timing of revenue recognition:

The majority of the Company's revenue is derived from selling food products in the Israeli market with revenue recognized in a point in time when control of the goods has transferred to the customer. This is generally when the goods are delivered to the customer. However, for export sales, control might also be transferred when delivered either to the port of departure or port of arrival, depending on the specific terms of the contract with a customer. There is limited judgement needed in identifying the point control passes: once physical delivery of the products to the agreed location has occurred, the Company no longer has physical possession, usually will have a present right to payment and retains none of the significant risks and rewards of the goods in question.

Determining the transaction price:
Most of the Company's revenue is derived from pre-set prices with its customers, therefore the amount of revenue to be earned from each transaction is determined by reference to those prices agreed with the customers. An exception to this principal is that in most cases, the Company enables specific customers to return products which they have not sold, despite that there is no agreement between the Company and its customers regarding such returns and the Company does not have such policy. Historical experience enables the Company to estimate reliably the value of good that will be returned and restrict the amount of revenue that is recognized such that it is highly probable that there will not be a reversal of previously recognized revenue when goods are return.

Inventories

Inventories are initially recognized at cost, and subsequently at the lower of cost and net realizable value. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.

Weighted average cost is used to determine the cost of the inventories.

Basis of consolidation
Where the company has control over an investee, it is classified as a subsidiary. The company controls an investee if all three of the following elements are present: power over the investee, exposure to variable returns from the investee, and the ability of the investor to use its power to affect those variable returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control.

The consolidated financial statements present the results of the company and its subsidiaries ("the Group") as if they formed a single entity. Intercompany transactions and balances between group companies are therefore eliminated in full.

Cash and Cash equivalents
Cash and cash equivalents include demand deposits and term deposits in banks that are not restricted as to usage, with an original period to maturity of not more than three months.
Deposits that are restricted as to usage are classified as pledged deposits.
Deposits with an original period to maturity exceeding three months, which as of the statement of financial position do not exceed one year, are classified as short-term investments

Leases
The majority of the Company's accounting policies for leases are set out in note 19.

Identifying leases

The Company accounts for a contract as a lease when it conveys the right to use an asset for a period of time in exchange for consideration. Leases are those contracts that satisfy the following criteria:

- There is an identified asset;
- The Company obtains substantially all the economic benefits from use of the asset; and
- The company has the right to direct use of the asset
The Company considers whether the supplier has substantive substitution rights. If the supplier does have those rights, the contract is not identified as giving rise to a lease.
In determining whether the Company obtains substantially all the economic benefits from use of the asset, the Company considers only the economic benefits that arise use of the asset, not those incidental to legal ownership or other potential benefits.

In determining whether the Company has the right to direct use of the asset, the Company considers whether it directs how and for what purpose the asset is used throughout the period of use. If there are no significant decisions to be made because they are pre-determined due to the nature of the asset, the Company considers whether it was involved in the design of the asset in a way that predetermines how and for what purpose the asset will be used throughout the period of use. If the contract or portion of a contract does not satisfy these criteria, the Company applies other applicable IFRSs rather than IFRS 16.

Property, plant and equipment
Property, plant and equipment are tangible items, which are held for use in the manufacture or supply of goods or services, or leased to others, which are predicted to be used for more than one period. The Company presents its property, plant and equipment items according to the cost model.

Under the cost method - a property, plant and equipment are presented at the balance sheet at cost (net of any investment grants), less any accumulated depreciation and any accumulated impairment losses. The cost includes the cost of the assets acquisition as well as costs that can be directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

Depreciation is calculated using the straight-line method at rates considered adequate to depreciate the assets over their estimated useful lives. Amortization of leasehold improvements is computed over the shorter of the term of the lease, including any extension period, where the Company intends to exercise such option, or their useful life.

	Useful life (Years)%

Land	50	2
Construction	25	4
Motor vehicles	5	15-20	(Mainly 20%)
Office furniture and equipment	6	6-15	(Mainly 15%)
Computers	3	20-33	(Mainly 33%)
Machinery and equipment	10	10

The gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the Income statement.

Goodwill
Goodwill arising on the acquisition of a subsidiary represents the excess of the cost of acquisition over the Company's interest in the net fair value of the identifiable assets, liabilities and Contingent liabilities of the subsidiary or jointly controlled entity recognized at the date of acquisition. Goodwill is initially recognized as an asset at cost and is subsequently measured at cost less any accumulated impairment losses.

Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation.

Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.
When some or all of the economic benefits to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Deferred taxes

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability in the consolidated statement of financial position differs from its tax base.
Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilized.
The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax liabilities/(assets) are settled/(recovered).

Defined benefit schemes

Defined benefit scheme surpluses and deficits are measured at:
- The fair value of plan assets at the reporting date; less
-      Plan liabilities calculated using the projected unit credit method discounted to its present value using yields available on high quality corporate bonds that have maturity dates approximating to the terms of the liabilities and are denominated in the same currency as the post-employment benefit obligations; less

- The effect of minimum funding requirements agreed with scheme trustees.

Remeasurements of the net defined obligation are recognized directly within equity. The remeasurements include:
- Actuarial gains and losses.
- Return on plan assets (interest exclusive).
- Any asset ceiling effects.

Service costs are recognized in profit or loss, and include current and past service costs as well as gains and losses on curtailments.
Net interest expense (income) is recognized in profit or loss, and is calculated by applying the discount rate used to measure the defined benefit obligation (asset) at the beginning of the annual period to the balance of the net defined benefit obligation (asset), considering the effects of contributions and benefit payments during the period. Gains or losses arising from changes to scheme benefits or scheme curtailment are recognized immediately in profit or loss.

Settlements of defined benefit schemes are recognized in the period in which the settlement occurs.

Share capital

Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset.
The Company's ordinary shares are classified as equity instruments.

Impairment of non-financial assets

Impairment tests on goodwill and other intangible assets with indefinite useful economic lives are undertaken annually at the financial year end. Other non-financial assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the smallest group of assets to which it belongs for which there are separately identifiable cash flows; its cash generating units ('CGUs'). Goodwill is allocated on initial recognition to each of the Company's CGUs that are expected to benefit from a business combination that gives rise to the goodwill.

Impairment charges are included in profit or loss, except to the extent they reverse gains previously recognized in other comprehensive income. An impairment loss recognized for goodwill is not reversed.

Financial assets

The Company classifies its financial assets into one of the categories discussed below, the Company's accounting policy for each category is as follows:

Fair value through profit or loss-

Financial assets at fair value through profit or loss are measured at fair value at the end of each reporting period They are carried in the statement of financial position at fair value with changes in fair value recognized in the consolidated statement of income in the finance income or expense line.

Amortized cost-

The Company's financial assets (liabilities) measured at amortized cost comprise trade and other receivables, loans to others, cash and cash equivalents and trade payables in the consolidated statement of financial position.

Impairment provisions for trade receivables are recognized based on the simplified approach within IFRS 9 using a provision matrix in the determination of the lifetime expected credit losses. During this process the probability of the non-payment of the trade receivables is assessed. This probability is then multiplied by the amount of the expected loss arising from default to determine the lifetime expected credit loss for the trade receivables.

Treasury shares
The cost of Company shares held by the Company or its consolidated companies is deducted from shareholders’ equity as a separate component.